FINANCIAL RISK MANAGEMENT (Details)			1 Months Ended	12 Months Ended
	Nov. 03, 2022	Oct. 12, 2022 USD ($)	Oct. 18, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Number of barrel				5
Vertical drop value				$ 5
Lower fuel cost				123,000,000
Vertical rise Value				5
Higher fuel costs				122,100,000
Non hedging derivative net of premiums				$ 8,000,000
Exchange rate, percentage				10.00%
Exposure to SOFR rate				69.00%
Premiums paid Amount				$ 7,000,000
Value of interest rate derivative positions amounted				8,800,000
Settlement of derivative amount				8,100,000
Right-of-use asset				$ 639,728,000
Description of credit risk				The client portfolio as of December 31, 2022 increased by 25% when compared to the balance as of December 31, 2021, mainly due to an increase in passenger transport operations (travel agencies and corporate) that increased by 53% in its sales, mainly affecting the forms of payment credit card 58%, and cash sales 54%. In relation to the cargo business, it presented an increase in its operations of 1% compared to December 2021. In the case of clients with debt that management considered risky, the corresponding measures were taken to consider their expected credit loss. The provision at the end of December 2022 had a decrease of 17 % compared to the end of December 2021, as a result of the decrease in the portfolio due to recoveries, application of write-offs and updates of the risk matrix factors.
Revolving credit facility		$ 500,000,000
Aggregate principal amount				$ 3,200,000,000
Tranches				2,450,000,000
Access lower financing costs				750,000,000
Total amount credit agreement				3,700,000,000
Description of financing contract repaid	the repayments of outstanding balances of the Bridge Loan and the Junior DIP were finished with the funds obtained under from the Exit Financing. Starting in November 2022, the exit financing was composed of: (i) a Revolving Credit Line for an amount of US$500 million; (ii) a tranche B term loan for an amount of US$1,100 million (this is the original US$750 million, plus an incremental loan under it obtained on November 3, 2022 for an amount of US$350 million), US$450 million in senior secured notes due in 2027 and US$700 million in senior secured notes due in 2029.	The repayment was fully made with funds from (i) a Junior DIP Financing of approximately US$1,146Mn; (ii) a Revolving Credit Facility of US$500 million; (iii) a Term Loan B of US$ 750 million; (iv) a Bridge Loan of 5Y Notes of US$750 million; (v) a Bridge Loan of 7Y Notes of US$750million.	the Bridge Loans were partially repaid by; (i) a Note issued from registration under U.S. Securities Act of 1933, as amended (“the “Securities Act”), pursuant to Rule 144A and Regulation S, both under the Securities Act, due in 2027 (the “5 Year Note”), with a total principal amount of US$ 450 million, and (ii) a Note issued from registration under the Securities Act pursuant to Rule 144A and Regulation A, both under the Securities Act, due in 2029 (the “7 Year Note”), with a total principal amount of US$ 700 million.
Derivative margins				7,500,000	$ 5,500,000
Fuel-Price Risk [Member] | Fair Value Of Fuel Price Derivatives [Member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Fuel hedge net of premiums				18,800,000	10,100,000
Liquidity risk [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Market value of the fuel positions				12,600,000	17,600,000
Liquid funds				1,216,000,000	1,047,000,000
Revolving credit facility				1,100,000,000
Exchange Rate Risk [Member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Net of premiums				5,000,000	2,000,000
FX [Member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Market value of the fuel positions				0	$ 2,000,000
Current hedging Amount				108,000,000
Non hedging derivative net of premiums				$ 1,000,000
Cumulative Translation Adjustment [Member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Depreciate exchange rate				10.00%
Fluctuations In Interest Rates [Member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Interest rate derivative positions				52.00%	40.00%
Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Right-of-use asset				$ 0
Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Right-of-use asset				$ 1,000,000
LIBOR [Member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Financial debt contracts subject to variable rates				31.00%
One for An Amount [Member] | Liquidity risk [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Revolving credit facility				$ 600,000,000
Another For An Amount [Member] | Liquidity risk [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Revolving credit facility				$ 500,000,000